Commitments	12 Months Ended
Jun. 30, 2019
Commitments [Abstract]
Commitments
26.	Commitments

a)	Contracts of sugarcane supply between BrasilAgro and Brenco

For the year ended June 30, 2019, gross sugarcane sales of BrasilAgro to Brenco came to R$73.5 million, representing 20.5% of the Company’s total gross revenue.

	2019		2018		2017
	Number (tons)	Amount	Number (tons)	Amount	Number (tons)	Amount
Net revenue from sugarcane	761,996	73,480	842,960	81,375	720,548	59,811

The price of sugarcane ton delivered was calculated on Total Sugar Recoverable (ATR) assessed on the sales date.

There is a future balance of sugarcane to be delivered, the estimated quantity and amounts of which are difficult to be established considering the scenarios of fluctuating market value and crop productivity.

b)	Lease agreement – Partnership (II)

	2019	2018	2017
Lease agreement	2,399	1,877	2,081

This partnership agreement complies with the definition of operating lease. The payment will always be in kind (soybean grains), to be deposited until June 30 of each crop year. The quantity of bags to be paid during the effectiveness of the agreement may vary due to two variables, namely: the productivity and the area effectively planted. According to such agreement, the minimum quantity to be paid in the long term would correspond to 479,181 bags, of which 59,898 bags of soybean in up to one year, 299,488 bags of soybean from one to five years and 119,795 bags of soybean with more than five years up to the end of the agreement.

c)	Sugarcane agricultural partnership agreement

On May 8, 2015, the Company executed three agreements with Brenco.

The first agreement was the rural sub partnership agreement to operate nine farms, in the state of Mato Grosso. The sub partnership starts on the date of execution and is to end by March 31, 2026. This partnership contract meets the definition of operating lease. The payment shall be always in kind (tons of sugarcane). According to this contract the quantity to be paid in the long term corresponds to 529,975 tons, of which 174,929 tons from one to five years and 355,046 tons for a period longer than five years up to the end of the agreement.

	2019	2018	2017
Operating lease	2,686	3,407	1,017

The second agreement deals with the regulation of rights and obligations between agricultural partners, in which BrasilAgro acquired the sugarcane crops planted by Brenco in the properties addressed by the sub partnership agreement described above. Such agreement contract meets the definition of financial lease. The payment shall be always in kind (tons of sugarcane), to be delivered at the plant owned by Brenco during the harvest period of the product. According to this contract the quantity to be paid in the long term corresponds to 53,845 tons, of which 18,604 tons in up to one year and 35,241 tons from one to five years.

	2019	2018	2017
Finance lease (sugarcane crop)	254	1,676	3,284

(a)	Financial lease in accordance with Note 13.

d)	Sugarcane agricultural partnership agreement (IV)

On February 7, 2017, the Company entered into an agricultural partnership agreement involving a property in São Raimundo das Mangabeiras, in the state of Maranhão, named Partnership IV.

The first agreement establishes an agricultural partnership to operate an area of around 15,000 hectares. The agricultural partnership is for 15 years from the date of the agreement and may be renewed for the same period. This partnership agreement meets the definition of operating lease. Payment will always be made in kind (tons of sugarcane).

The quantity to be paid corresponds to 10% of the entire production obtained in the area specified in the agreement and the initial base quantity to be produced in the area during the first year of the agreement was established at 850,000 tons. After this period, spanning between one and five years, the minimum quantity to be produced in the partnership areas is 4,500,000 tons of sugarcane, and from the sixth year to the termination of agreement, minimum production should be 1,250,000 tons of sugarcane per crop year.

The second agreement regulates the rights and obligations of the agricultural partners, by which BrasilAgro acquired sugarcane crops planted by the agricultural partner in the areas specified in the partnership agreement described above. This agreement meets the definition of financial lease. As consideration in this agreement, BrasilAgro undertakes to return, at the end of the agreement, the area specified in the partnership agreement together with sugarcane stubble crops with the capacity to produce 850,000 tons of sugarcane, in the crop year subsequent to the termination of the agricultural partnership agreement.

	2019	2018	2017
Finance lease Partnership IV (a) / (b)	20,943	18,539	20,795

(a)	Financial lease in accordance with Note 13.
(b)	Amounts adjusted at the price determined by the Sugarcane Producers Council (Consecana) on June 30, 2019.

The third agreement deals with sugarcane supply, in which the parties aim to regulate the price and conditions of supply, as well as the obligations of each party in a cyclical system, which involves the need to supply sugarcane, in a certain delivery frequency and schedule that is consistent with buyer’s receipt and production capacity.

For the year ended June 30, 2019, net sugarcane sales to Partnership IV came to R$86.9 million, representing 24.3% of the Company’s total net revenue.

	2019		2018		2017
	Quantity (Tons)	Amount	Quantity (Tons)	Amount	Quantity (Tons)	Amount
Gross sugarcane sales Partnership IV	1.019.232	86.996	838,501	56,848	217.797	16.175

e)	Agricultural partnership agreement V

On August 28, 2018, the Company signed a lease agreement for the use of an area of 23,500 hectares. The leased area is located in the city of São Félix do Araguaia, state of Mato Grosso, and the new farm will be called Partnership V. This agreement is for 10 crop years; the payment per crop year of the lease will be at least 9.39 soybean bags per hectare or 17% of the total production, whichever is higher.

2019
Lease agreement - Parceria V	1,181